Concentrations of credit risk (Details Narrative) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Cash and cash equivalents, at carrying value	$ 3,273,857	$ 2,788,070
Cash, insured amount	2,781,559	2,563,066
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Accounts receivable	444,541	$ 617,587
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Accounts receivable	359,488
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Accounts receivable	$ 350,000